Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Interest Expense [Abstract]
Cash and payment-in-kind interest on debt facilities	$ (237)	$ (37)	$ (440)	$ (286)
Unwind of discount debt	(24)	0	(47)	0
Loan fee amortization	0	(1)	0	(27)
Capitalized interest	0	0	0	28
Interest expense	$ (261)	$ (38)	$ (487)	$ (285)